SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2017 USD ($)
Securities Sold Under Agreements To Repurchase Details [Abstract]
Securities sold under agreements to repurchase	€ 3,417	€ 4,730	$ 4,126
Securities sold under agreements to repurchase:
Average outstanding during the year	€ 4,225	€ 2,697
Weighted average interest rate during the year	0,46%	0,18%
Weighted average interest rate at year end	1,13%	0,23%
Amount outstanding at month end:
January	€ 5,211	€ 46
February	5,343	146
March	5,269	924
April	5,116	1,474
May	4,836	2,460
June	4,517	4,012
July	4,307	3,807
August	3,284	3,811
September	2,800	4,005
October	2,579	4,802
November	3,457	€ 4,796
Overnight and continuous
Assets And Associated Liabilities Of Transfers Accounted For As Secured Borrowings [Line Items]
Transfers Accounted For As Secured Borrowings Associated Liabilities Carrying Amount	0
Overnight and continuous | Debt securities issued by financial institutions incorporated outside Greece
Assets And Associated Liabilities Of Transfers Accounted For As Secured Borrowings [Line Items]
Transfers Accounted For As Secured Borrowings Associated Liabilities Carrying Amount	0
Overnight and continuous | Corporate debt securities issued by companies incorporated in Greece
Assets And Associated Liabilities Of Transfers Accounted For As Secured Borrowings [Line Items]
Transfers Accounted For As Secured Borrowings Associated Liabilities Carrying Amount	0
Up to 30 days
Assets And Associated Liabilities Of Transfers Accounted For As Secured Borrowings [Line Items]
Transfers Accounted For As Secured Borrowings Associated Liabilities Carrying Amount	1,851
Up to 30 days | Debt securities issued by financial institutions incorporated outside Greece
Assets And Associated Liabilities Of Transfers Accounted For As Secured Borrowings [Line Items]
Transfers Accounted For As Secured Borrowings Associated Liabilities Carrying Amount	1,851
Up to 30 days | Corporate debt securities issued by companies incorporated in Greece
Assets And Associated Liabilities Of Transfers Accounted For As Secured Borrowings [Line Items]
Transfers Accounted For As Secured Borrowings Associated Liabilities Carrying Amount	0
30-90 days
Assets And Associated Liabilities Of Transfers Accounted For As Secured Borrowings [Line Items]
Transfers Accounted For As Secured Borrowings Associated Liabilities Carrying Amount	745
30-90 days | Debt securities issued by financial institutions incorporated outside Greece
Assets And Associated Liabilities Of Transfers Accounted For As Secured Borrowings [Line Items]
Transfers Accounted For As Secured Borrowings Associated Liabilities Carrying Amount	745
30-90 days | Corporate debt securities issued by companies incorporated in Greece
Assets And Associated Liabilities Of Transfers Accounted For As Secured Borrowings [Line Items]
Transfers Accounted For As Secured Borrowings Associated Liabilities Carrying Amount	0
Greater than 90 days
Assets And Associated Liabilities Of Transfers Accounted For As Secured Borrowings [Line Items]
Transfers Accounted For As Secured Borrowings Associated Liabilities Carrying Amount	821
Greater than 90 days | Debt securities issued by financial institutions incorporated outside Greece
Assets And Associated Liabilities Of Transfers Accounted For As Secured Borrowings [Line Items]
Transfers Accounted For As Secured Borrowings Associated Liabilities Carrying Amount	775
Greater than 90 days | Corporate debt securities issued by companies incorporated in Greece
Assets And Associated Liabilities Of Transfers Accounted For As Secured Borrowings [Line Items]
Transfers Accounted For As Secured Borrowings Associated Liabilities Carrying Amount	46
Total
Assets And Associated Liabilities Of Transfers Accounted For As Secured Borrowings [Line Items]
Transfers Accounted For As Secured Borrowings Associated Liabilities Carrying Amount	3,417
Total | Debt securities issued by financial institutions incorporated outside Greece
Assets And Associated Liabilities Of Transfers Accounted For As Secured Borrowings [Line Items]
Transfers Accounted For As Secured Borrowings Associated Liabilities Carrying Amount	3,371
Total | Corporate debt securities issued by companies incorporated in Greece
Assets And Associated Liabilities Of Transfers Accounted For As Secured Borrowings [Line Items]
Transfers Accounted For As Secured Borrowings Associated Liabilities Carrying Amount	€ 46